SUBSEQUENT EVENTS (Details Textual)		1 Months Ended		12 Months Ended
	Jan. 07, 2016	Jun. 23, 2016	Jun. 06, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	one-for-11.138103 reverse stock split	one-for-1.06	one-for-1.2578616 reverse stock split	On June 6, 2016 and June 23, 2016, the Companys stockholders approved an additional one-for-1.2578616 and one-for-1.06 reverse stock split, respectively.